Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Evolv Technologies Holdings, Inc.
Income Taxes

13. Income Taxes

During the three and six months ended June 30, 2020 and 2021, the Company did not record income tax benefits for the net operating losses incurred or for the research and development tax credits generated in each period, due to its uncertainty of realizing a benefit from those items.

The Company’s tax provision and the resulting effective tax rate for interim periods is determined based upon its estimated annual effective tax rate (“AETR”), adjusted for the effect of discrete items arising in that quarter. The impact of such inclusions could result in a higher or lower effective tax rate during a particular quarter, based upon the mix and timing of actual earnings or losses versus annual projections. In each quarter, the Company updates its estimate of the annual effective tax rate, and if the estimated annual tax rate changes, a cumulative adjustment is made in that quarter.

The Company has evaluated the positive and negative evidence bearing upon its ability to realize its deferred tax assets, which primarily consist of net operating loss carryforwards. The Company has considered its history of cumulative net losses, estimated future taxable income and prudent and feasible tax planning strategies and has concluded that it is more likely than not that the Company will not realize the benefits of its deferred tax assets. As a result, as of June 30, 2021 and December 31, 2020 the Company has recorded a full valuation allowance against its net deferred tax assets.

The Company files U.S. income tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. There are currently no pending tax examinations in the U.S. The Company has not received notice of examination by any jurisdictions in the U.S.

12.     Income Taxes

The components of the Company’s loss before income tax expense are as follows (in thousands):

	Year Ended December 31,
	2020	2019
United States	$(27,066)	$(19,238)
Foreign	(326)	(619)
Loss before income tax provision	$(27,392)	$(19,857)

There is no provision for income taxes for the years ended December 31, 2020 and 2019 because the Company has historically incurred net operating losses and maintains a full valuation allowance against its deferred tax assets.

The effective tax rate differs from the U.S. federal statutory rate primarily due to the full valuation allowance maintained on the Company’s net deferred tax assets for the years ended December 31, 2020 and 2019. A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2020	2019
Federal statutory income tax rate	21.0%	21.0%
State income taxes, net of federal benefit	3.9	1.9
Federal and state research and development tax credits	7.3	5.0
Change in valuation allowance	(33.7)	(23.2)
Change in tax rate	1.3	(3.0)
Permanent differences	(0.3)	(1.4)
Other	0.5	(0.3)
Effective income tax rate	0.0%	0.0%

Net deferred tax assets consisted of the following (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Net loss carryforwards	$13,996	$10,404
Research and development tax credit carryforwards	3,857	1,861
Capitalized research and development costs	7,274	4,146
Accrued expenses	334	56
Deferred revenue	1,049	434
Other	304	40
Total deferred tax assets	26,814	16,941
Valuation allowance	(26,005)	(16,767)
Total deferred tax assets, net of valuation allowance	809	174
Deferred tax liabilities:
Depreciation	(542)	(174)
Other	(267)
Total deferred tax liabilities	(809)	(174)
Net deferred tax assets	$—	$—

12.     Income Taxes (continued)

As of December 31, 2020, the Company had federal net operating losses of $20.1 million that are subject to expire at various dates through 2033, and net operating losses of $33.9 million, which have no expiration date and can be used to offset up to 80% of future taxable income in any one tax period. As of December 31, 2019, the Company had federal net operating losses of $20.1 million that are subject to expire at various dates through 2033, and net operating losses of $20.5 million, which have no expiration date. The Company also had post-apportioned state net operating loss carryforwards of $42.6 million and $29.8 million for the years ended December 31, 2020 and 2019, respectively, which may be available to offset future state taxable income and which begin to expire in 2033. Additional NOLs of approximately $0.2 million were generated in the United Kingdom and will not expire. As of December 31, 2020 , the Company had U.S. federal and state research and development tax credit carryforwards of $2.5 million and $1.7 million, respectively, which may be available to offset future tax liabilities and begin to expire in 2033 and 2028, respectively. As of December 31, 2019, the Company had U.S. federal and state research and development tax credit carryforwards of $1.2 million and $0.8 million, respectively.

Utilization of the U.S. federal and state net operating loss carryforwards and research and development tax credit carryforwards may be subject to a substantial annual limitation under Sections 382 and 383 of the Internal Revenue Code of 1986, and corresponding provisions of state law, due to ownership changes that have occurred previously or that could occur in the future. These ownership changes may limit the amount of carryforwards that can be utilized annually to offset future taxable income or tax liabilities. In general, an ownership change, as defined by Section 382, results from transactions increasing the ownership of certain stockholders or public groups in the stock of a corporation by more than 50% over a three-year period. The Company has not conducted a study to assess whether a change of control has occurred or whether there have been multiple changes of control since inception due to the significant complexity and cost associated with such a study. If the Company has experienced a change of control, as defined by Section 382, at any time since inception, utilization of the net operating loss carryforwards or research and development tax credit carryforwards would be subject to an annual limitation under Section 382, which is determined by first multiplying the value of the Company’s stock at the time of the ownership change by the applicable long-term tax-exempt rate, and then could be subject to additional adjustments, as required. Any limitation may result in expiration of a portion of the net operating loss carryforwards or research and development tax credit carryforwards before utilization. Further, until a study is completed by the Company and any limitation is known, no amounts are being presented as an uncertain tax position.

The Company considered the significant negative evidence of its history of cumulative net operating losses incurred since inception, as well as other positive and negative evidence bearing upon its ability to realize the deferred tax assets, and has concluded that it is more likely than not that the Company will not realize the benefits of the deferred tax assets. Accordingly, a full valuation allowance has been established against the net deferred tax assets as of December 31, 2020 and 2019. The Company reevaluates the positive and negative evidence at each reporting period.

Changes in the valuation allowance for deferred tax assets related primarily to the increase in net operating loss carryforwards, research and development tax credit carryforwards, and capitalized R&D costs and were as follows (in thousands):

	December 31,
	2020	2019
Valuation allowance as of beginning of year	$16,767	$12,157
Additions (deductions) charged to provision for income taxes	9,233	4,611
Currency translation and other	5	(1)
Valuation allowance as of end of year	$26,005	$16,767

12.     Income Taxes (continued)

As of December 31, 2020 and 2019, the Company had not recorded any amounts for unrecognized tax benefits. The Company’s policy is to record interest and penalties related to income taxes as part of its income tax provision. As of December 31, 2020 and 2019, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts had been recognized in the Company’s consolidated statements of operations and comprehensive loss. The Company files income tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state and non-US jurisdictions, where applicable. The Company is open to future tax examinations in the US under statute from 2017 to the present; however, carryforward attributes that were generated prior to 2017 may still be adjusted upon examination by federal, state, or local tax authorities if they either have been or will be used in a future period. The Company is also open under statute from 2018 to the present in the UK and all years since inception in the UAE. The Company has not received notice of examination in any jurisdictions for any other tax year open under statute.

In March 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was signed into law. The CARES Act includes provisions relating to several aspects of corporate income taxes. The CARES Act did not have a significant impact on the Company’s provision for income taxes.